September 5, 2012

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:  GL Beyond Income Fund

Registration Statement File No. 333-177372

CIK No. 0001532716

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 2 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 27, 2012.

Very truly yours,

/s/ Michael V. Tassone

Michael V. Tassone

President